Income Taxes - Schedule of Loss from Continuing Operations Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Loss from Continuing Operations Before Provision for Income Taxes [Abstract]
Domestic			$ (54,444)	$ (94,222)
Foreign				(1,995)
Total	$ 8,127	$ (9,587)	$ (54,444)	$ (96,217)